Income Tax Expense - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax on profit for the year
Current year	₩ 29,903	₩ 21,383	₩ 11,775
Adjustments recognized related to prior period incomes	1,647	0	0
Change in net deferred tax assets	1,871	4,072	(249)
Income tax expense	₩ 33,421	₩ 25,455	₩ 11,526